SCHEDULE OF SEGMENT REPORTING (Details) (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Segment Reporting Information [Line Items]
(Loss) from equity method investment	$ (578,619)
CBT Segment [Member]
Segment Reporting Information [Line Items]
(Loss) from equity method investment	$ 800,000